Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

September 25, 2014

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             The RBB Fund, Inc. (the “Company”)/Preliminary Proxy

Materials (1933 Act Registration No. 33-20827) (1940 Act

Registration No. 811-5518)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, please find the Company’s Preliminary Proxy Statement, Notice of Special Meeting of Shareholders and Form of Proxy (collectively, the “Proxy Materials”). These Proxy Materials are being filed in connection with a Special Meeting of Shareholders of the Abbey Capital Futures Strategy Fund (the “Fund”) being held to approve a new trading advisory agreement among Abbey Capital Limited, Revolution Capital Management LLC and Abbey Capital Offshore Limited, a subsidiary of the Fund, and to transact such other business as may properly come before the meeting or any adjournment thereof.

Questions and comments concerning the enclosed materials may be directed to me at (215) 988-3307.

Sincerely,

/s/ Jillian L. Bosmann
Jillian L. Bosmann